As filed with the Securities and Exchange Commission on December 21, 2012

Registration Nos. 2-80751

811-3618

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Post-Effective Amendment No. 64

☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐

Amendment No. 66

☑

(Check appropriate box or boxes)

Metropolitan Series Fund

(Exact Name of Registrant as Specified in Charter)

501 Boylston Street

Boston, Massachusetts    02116

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, Including Area Code: 617-578-4036

MICHAEL LAWLOR, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, MA 02116

(Name and Address of Agent for Service)

Copy to:

DAVID C. MAHAFFEY, ESQ.

Sullivan & Worcester LLP

1666 K St., N.W.

Washington, D.C. 20006

It is proposed that the filing will become effective (check appropriate box)

☒  immediately upon filing pursuant to paragraph (b) of Rule 485.

☐  on April 30, 2012 pursuant to paragraph (b) of Rule 485.

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐  on (date) pursuant to paragraph (a)(1) of Rule 485.

☐  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement

2.	This Explanatory Note

3.

Supplement dated December 21, 2012 to the MFS® Value Portfolio Summary Prospectus and the MFS® Value Portfolio Prospectus, each dated April 30, 2012, which contains disclosure required to add Class D shares to MFS® Value Portfolio

4.	Part C

5.	Signature Page

This Post-Effective Amendment is being filed for the sole purpose of registering Class D shares of the MFS® Value Portfolio by inserting disclosure necessary and appropriate to add Class D shares of the Portfolio.

Except for the supplemental disclosure filed herewith, the MFS® Value Portfolio Prospectus included in Part A and the Statement of Additional Information of the Metropolitan Series Fund, as amended June 6, 2012, included in Part B of Registrant’s Post-Effective Amendment No. 62 to its registration statement filed on April 30, 2012, as supplemented, are incorporated by reference herein, and this Post-Effective Amendment No. 64 is being filed for the sole purpose of registering Class D shares of MFS® Value Portfolio.

MFS® VALUE PORTFOLIO

A SERIES OF METROPOLITAN SERIES FUND

SUPPLEMENT DATED DECEMBER 21, 2012

TO THE

SUMMARY PROSPECTUS AND PROSPECTUS DATED APRIL 30, 2012

IMPORTANT NOTICE TO INVESTORS

As of December 21, 2012, MFS® Value Portfolio (the “Portfolio”) began offering Class D shares, in addition to the Class A, Class B and Class E shares already offered. Accordingly, the Portfolio’s summary prospectus and prospectus are hereby amended to add the following disclosure.

MFS® Value Portfolio

The cover page of the Portfolio’s summary prospectus and prospectus are hereby revised to replace the row listing the Portfolio’s share classes with the following:

Class A, Class B, Class D and Class E Shares

The cover page of the Portfolio’s summary prospectus and prospectus are hereby revised to replace the row with the date of the prospectus with the following:

April 30, 2012, as supplemented December 21, 2012

In the section “Fees and Expenses of the Portfolio” in the Portfolio’s summary prospectus and in the Portfolio Summary section of the Portfolio’s prospectus, add Class D shares by replacing the “Annual Portfolio Operating Expenses” table, and the footnotes following the tables, with the following:

Annual Portfolio Operating Expenses (expenses that you

pay each year as a percentage of the value of your investment)

	Class A	Class B	Class D		Class E
Management Fees	0.70%	0.70%	0.70%		0.70%
Distribution and Service (12b-1) Fees	None	0.25%	0.10%		0.15%
Other Expenses	0.03%	0.03%	0.03	%(2)	0.03%

Total Annual Portfolio Operating Expenses	0.73%	0.98%	0.83%		0.88%
Fee Waiver(1)	(0.13%)	(0.13%)	(0.13%)		(0.13%)

Net Operating Expenses(1)	0.60%	0.85%	0.70%		0.75%

(1)	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to 0.65% for the first $200 million of the Portfolio’s average daily net assets, 0.625% for the next $1.3 billion and 0.50% for amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.
(2)	Estimated.

In the section “Example” in the Portfolio’s summary prospectus and in the Portfolio Summary section of the Portfolio’s prospectus, add Class D Shares by replacing the table with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$61	$220	$393	$894
Class B	$87	$299	$529	$1,190
Class D	$72	$252	$448	$1,013
Class E	$77	$268	$475	$1,072

Add the following sentence after the second paragraph under “Past Performance” in the Portfolio’s summary prospectus and in the Portfolio Summary section of the Portfolio’s prospectus:

Class D shares have not had a full calendar year of investment operations. Therefore, performance information for Class D shares is not included.

In the section “Investing Through a Variable Insurance Contract” in the Portfolio’s prospectus, add Class D shares by replacing the first sentence with the following:

Class A, Class B, Class D and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS

AND THE PROSPECTUS FOR FUTURE REFERENCE.

PART C.    OTHER INFORMATION

Item  28.    Exhibits

Exhibit Number	Description

(a)(1).	—Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(a)(2).	—Certificate of Trust is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(b).	—Bylaws of Registrant is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c).	—None.

(d)(a)(1).

—Amended and Restated Advisory Agreement relating to Met/Artisan Mid Cap Value Portfolio (formerly, Harris Oakmark Focused Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(2).

—Amended and Restated Advisory Agreement relating to Baillie Gifford International Stock Portfolio (formerly, Artio International Stock Portfolio; prior to that, Julius Baer International Stock Portfolio; and prior to that, FI International Stock Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(3).

—Amended and Restated Advisory Agreement relating to Barclays Capital Aggregate Bond Index Portfolio (formerly, Lehman Brothers Aggregate Bond Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(4).

—Amended and Restated Advisory Agreement relating to BlackRock Aggressive Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(5).

—Amended and Restated Advisory Agreement relating to BlackRock Bond Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(6).

—Amended and Restated Advisory Agreement relating to BlackRock Diversified Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(7).

—Amended and Restated Advisory Agreement relating to BlackRock Large Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(8).

—Amended and Restated Advisory Agreement relating to BlackRock Legacy Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(9).

—Amended and Restated Advisory Agreement relating to BlackRock Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(10).

—Amended and Restated Advisory Agreement relating to Davis Venture Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(11).

—Amended and Restated Advisory Agreement relating to Met/Dimensional International Small Company Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(12).

—Amended and Restated Advisory Agreement relating to FI Value Leaders Portfolio (formerly, FI Structured Equity Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(13).

—Amended and Restated Advisory Agreement relating to Jennison Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(14).

—Amended and Restated Advisory Agreement relating to Loomis Sayles Small Cap Core Portfolio (formerly, Loomis Sayles Small Cap Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(15).

—Amended and Restated Advisory Agreement relating to Loomis Sayles Small Cap Growth Portfolio (formerly, Franklin Templeton Small Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(16).

—Amended and Restated Advisory Agreement relating to MetLife Conservative Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(17).

—Amended and Restated Advisory Agreement relating to MetLife Conservative to Moderate Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(18).

—Amended and Restated Advisory Agreement relating to MetLife Moderate Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(19).

—Amended and Restated Advisory Agreement relating to MetLife Moderate to Aggressive Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(20).

—Amended and Restated Advisory Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(21).

—Amended and Restated Advisory Agreement relating to MetLife Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(22).

—Amended and Restated Advisory Agreement relating to MFS Value Portfolio (formerly, Harris Oakmark Large Cap Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(23).

—Amended and Restated Advisory Agreement relating to MFS Total Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(24).

—Amended and Restated Advisory Agreement relating to MSCI EAFE Index Portfolio (formerly, Morgan Stanley EAFE Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(25).

—Amended and Restated Advisory Agreement relating to Neuberger Berman Genesis Portfolio (formerly, BlackRock Strategic Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(26).

—Amended and Restated Advisory Agreement relating to Oppenheimer Global Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(27).

—Amended and Restated Advisory Agreement relating to Russell 2000 Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(28).

—Amended and Restated Advisory Agreement relating to T. Rowe Price Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(29).

—Amended and Restated Advisory Agreement relating to T. Rowe Price Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(30).

—Amended and Restated Advisory Agreement relating to Van Eck Global Natural Resources Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(31).

—Amended and Restated Advisory Agreement relating to Western Asset Management Strategic Bond Opportunities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

Exhibit Number	Description

(d)(a)(32).

—Amended and Restated Advisory Agreement relating to Western Asset Management U.S. Government Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(33).

—Amended and Restated Advisory Agreement relating to Zenith Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(b)(1).

—Subadvisory Agreement relating to Met/Artisan Mid Cap Value Portfolio (formerly, Harris Oakmark Focused Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(d)(b)(2).

—Subadvisory Agreement relating to Baillie Gifford International Stock Portfolio (formerly, Artio International Stock Portfolio; prior to that, Julius Baer International Stock Portfolio; and prior to that, FI International Stock Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(d)(b)(3).

—Sub-Investment Management Agreement relating to Barclays Capital Aggregate Bond Index Portfolio (formerly, Lehman Brothers Aggregate Bond Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(d)(b)(4).	—Subadvisory Agreement relating to BlackRock Aggressive Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(d)(b)(5).	—Subadvisory Agreement relating to BlackRock Bond Income Portfolio is incorporated herein by reference to Post- Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(d)(b)(6).	—Subadvisory Agreement relating to BlackRock Diversified Portfolio is incorporated herein by reference to Post- Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(d)(b)(7).	—Subadvisory Agreement relating to BlackRock Large Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(d)(b)(8).

—Subadvisory Agreement relating to BlackRock Legacy Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(d)(b)(9).	—Subadvisory Agreement relating to BlackRock Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(10).	—Subadvisory Agreement relating to Davis Venture Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(d)(b)(11).

—Subadvisory Agreement relating to Met/Dimensional International Small Company Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(b)(12).

—Subadvisory Agreement relating to FI Value Leaders Portfolio (formerly, FI Structured Equity Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(d)(b)(13).	—Subadvisory Agreement relating to Jennison Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(d)(b)(14).

—Subadvisory Agreement relating to Loomis Sayles Small Cap Core Portfolio (formerly, Loomis Sayles Small Cap Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(15).

—Subadvisory Agreement relating to Loomis Sayles Small Cap Growth Portfolio (formerly, Franklin Templeton Small Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(d)(b)(16).

—Sub-Investment Management Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(d)(b)(17).

—Sub-Investment Management Agreement relating to MetLife Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(d)(b)(18).

—Subadvisory Agreement relating to MFS Value Portfolio (formerly, Harris Oakmark Large Cap Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(d)(b)(19).	—Subadvisory Agreement relating to MFS Total Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(20).

—Sub-Investment Management Agreement relating to MSCI EAFE Index Portfolio (formerly, Morgan Stanley EAFE Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

Exhibit Number	Description

(d)(b)(21).

—Subadvisory Agreement relating to Neuberger Berman Genesis Portfolio (formerly, BlackRock Strategic Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(d)(b)(22).

—Sub-Investment Management Agreement relating to Oppenheimer Global Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(23).

—Sub-Investment Management Agreement relating to Russell 2000 Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(d)(b)(24).

—Sub-Investment Management Agreement relating to T. Rowe Price Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(d)(b)(25).

—Sub-Investment Management Agreement relating to T. Rowe Price Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(26).

—Subadvisory Agreement relating to Van Eck Global Natural Resources Portfolio is incorporated herein by reference to Post-Effective Amendment No. 51 to this Registration Statement filed on February 5, 2009.

(d)(b)(27).

—Subadvisory Agreement relating to Western Asset Management Strategic Bond Opportunities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(d)(b)(28).

—Subadvisory Agreement relating to Western Asset Management U.S. Government Portfolio is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(d)(c)(1).	—Advisory Agreement relating to BlackRock Aggressive Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on February 7, 2005.

(d)(c)(2).	—Advisory Agreement relating to BlackRock Diversified Portfolio is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on February 7, 2005.

(d)(c)(3).

—Advisory Agreement relating to Neuberger Berman Genesis Portfolio (formerly, BlackRock Strategic Value Portfolio) is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on February 7, 2005.

(d)(c)(4).

—Advisory Agreement relating to Baillie Gifford International Stock Portfolio (formerly, Artio International Stock Portfolio; prior to that, Julius Baer International Stock Portfolio; and prior to that, FI International Stock Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004.

(d)(c)(5).

—Investment Management Agreement relating to MFS Value Portfolio (formerly, Harris Oakmark Large Cap Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(c)(6).

—Investment Management Agreement relating to Oppenheimer Global Equity Portfolio (formerly, Scudder Global Equity Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(d)(c)(7).

—Investment Management Agreement relating to T. Rowe Price Large Cap Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on February 7, 2005.

(d)(c)(8).

—Investment Management Agreement relating to T. Rowe Price Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(d)(c)(9).

—Investment Management Agreement relating to Barclays Capital Aggregate Bond Index Portfolio (formerly, Lehman Brothers Aggregate Bond Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(d)(c)(10).

—Investment Management Agreement relating to MetLife Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004.

(d)(c)(11).

—Investment Management Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004.

(d)(c)(12).

—Investment Management Agreement relating to MSCI EAFE Index Portfolio (formerly, Morgan Stanley EAFE Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(d)(c)(13).

—Investment Management Agreement relating to Russell 2000 Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(d)(c)(14).

—Investment Management Agreement relating to Loomis Sayles Small Cap Growth Portfolio (formerly, Franklin Templeton Small Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(d)(c)(15).	—Advisory Agreement relating to BlackRock Large Cap Value Portfolio is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on February 7, 2005.

(d)(c)(16).

—Advisory Agreement relating to BlackRock Money Market Portfolio (formerly, State Street Research Money Market Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(d)(c)(17).

—Advisory Agreement relating to Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

(d)(c)(18).

—Advisory Agreement relating to Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

(d)(c)(19).

—Advisory Agreement relating to BlackRock Bond Income Portfolio (formerly, State Street Research Bond Income Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement filed on January 17, 2003.

(d)(c)(20).	—Advisory Agreement relating to MFS Total Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

(d)(c)(21).	—Advisory Agreement relating to Davis Venture Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(c)(22).

—Advisory Agreement relating to FI Value Leaders Portfolio (formerly, FI Structured Equity Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement filed on January 17, 2003.

(d)(c)(23).

—Advisory Agreement relating to Met/Artisan Mid Cap Value Portfolio (formerly, Harris Oakmark Focused Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(d)(c)(24).	—Advisory Agreement relating to Jennison Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement filed on January 17, 2003.

(d)(c)(25).

—Advisory Agreement relating to Loomis Sayles Small Cap Core Portfolio (formerly, Loomis Sayles Small Cap Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement filed on January 17, 2003.

(d)(c)(26).	—Advisory Agreement relating to Zenith Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement filed on January 17, 2003.

(d)(c)(27).

—Advisory Agreement relating to BlackRock Legacy Large Cap Growth Portfolio (formerly, State Street Research Large Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004.

(d)(c)(28).	—Advisory Agreement relating to MetLife Conservative Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(c)(29).

—Advisory Agreement relating to MetLife Conservative to Moderate Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(c)(30).	—Advisory Agreement relating to MetLife Moderate Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(c)(31).

—Advisory Agreement relating to MetLife Moderate to Aggressive Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(c)(32).

—Advisory Agreement relating to Met/Dimensional International Small Company Portfolio is incorporated herein by reference to Post-Effective Amendment No. 50 to this Registration Statement filed on October 29, 2008.

(d)(c)(33).

—Advisory Agreement relating to Van Eck Global Natural Resources Portfolio is incorporated herein by reference to Post-Effective Amendment No. 50 to this Registration Statement filed on October 29, 2008.

(e).	—Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(f).	—None

(g)(a).	—Custodian Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

(g)(b).	—Revised schedule of remuneration is incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

(g)(c).	—Amendments to Custodian Agreement are incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

(g)(d).	—Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(g)(e).	—Revised Fee Schedule to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(g)(f).	—Amendment to the Custodian Contract is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(h)(a).	—Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to this Registration Statement filed on April 29, 2004.

(h)(b).

—Agreement relating to the use of the “Metropolitan” name and service marks is incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

(h)(c).	—Licensing Agreement relating to Russell 2000 Index Portfolio is incorporated herein by Reference to Post-Effective Amendment No. 24 to this Registration Statement filed on April 1, 1999.

(h)(d).

—Licensing Agreement relating to MetLife Stock Index Portfolio and MetLife Mid Cap Stock Index Portfolio (fee schedule omitted) is incorporated herein by reference to Post-Effective Amendment No. 26 to this Registration Statement filed on April 6, 2000.

(h)(e)(1).

—Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)(e)(2).

—Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)(e)(3).

—Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and General American Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

Exhibit Number	Description

(h)(e)(4).

—Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)(e)(5).

—Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Investors Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)(e)(6).

—Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)(e)(7).

—Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Investors USA Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)(e)(8).

—Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Tower Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)(e)(9).	—Amendment to Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)(f).	—Interim Administrative Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(h)(g).	—Expense Agreement is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(h)(h).	—Powers of Attorney for all Trustees is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(i).	— Opinion and Consent of Sullivan & Worcester LLP with respect to the legality of the shares being registered*

(j).	—Consent of Deloitte & Touche LLP is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(k).	—None

(l).	—None

(m).

—Class B, Class D, Class E, Class F and Class G Distribution and Services Plan is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(n).	—Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(o).	—None

(p)(a).	—MetLife Investment Management Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 46 to this Registration Statement filed on February 4, 2008.

(p)(b).	—Davis Selected Advisers, L.P. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(p)(c).	—Fidelity Investments Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(p)(d).	—Artisan Partners Limited Partnership Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(p)(e).	—Jennison Associates LLC Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(p)(f).	—Loomis, Sayles & Co., L.P. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(p)(g).	—MFS Investment Management Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(p)(h).	—Western Asset Management Company Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(p)(i).	—BlackRock Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(p)(j).	—Oppenheimer Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

Exhibit Number	Description

(p)(k).	—Neuberger Berman Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(p)(l).	—T. Rowe Price Group Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(p)(m).	—MetLife Investment Advisors Company, LLC Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(p)(n).	—Baillie Gifford Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(p)(o).	—Dimensional Fund Advisors LP Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(p)(p).	—Van Eck Associates Corporation Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

*	Filed herewith.

Item  29.    Persons Controlled by or Under Common Control with Registrant

As of the effective date of this Post-Effective Amendment, the separate accounts of First MetLife Investors Insurance Company, General American Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company, MetLife Investors USA Insurance Company, Metropolitan Life Insurance Company and New England Life Insurance Company (each, an “Insurance Company” and, collectively, the “Insurance Companies”) together owned of record 100% of the Registrant’s outstanding shares. Because the Insurance Companies through their separate accounts own 100% of the outstanding shares of the Registrant, they may be deemed to be in control (as that term is defined in the Investment Company Act of 1940) of the Registrant. Each Insurance Company is a direct or indirect, wholly-owned subsidiary of MetLife, Inc. As a result, MetLife, Inc. may be deemed to be a control person of the Registrant.

MetLife, Inc.

-First MetLife Investors Insurance Company (NY)*

-MetLife Insurance Company of Connecticut (CT)*

=MetLife Investors USA Insurance Company (wholly-owned subsidiary of MetLife Insurance Company of Connecticut)
(DE)**

-MetLife Investors Insurance Company (MO)*

-Metropolitan Life Insurance Company (NY)*

=General American Life Insurance Company (wholly-owned subsidiary of Metropolitan Life Insurance Company) (MO)**

=New England Life Insurance Company (wholly-owned subsidiary of Metropolitan Life Insurance Company) (MA)**

Metropolitan Series Fund (DE)***

*	Wholly-owned subsidiary of MetLife, Inc.
**	Indirect, wholly-owned subsidiary of MetLife, Inc.
***	Outstanding shares owned by the Insurance Companies’ separate accounts.

Item  30.    Indemnification

The Registrant’s Agreement and Declaration of Trust provides that each Trustee and officer of the Registrant is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee or officer (1) did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Registrant; (2) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties; and (3) in a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful. Reference is made to Article VII, Sections 7.4, 7.5, 7.6 and 7.8 of the Agreement and Declaration of Trust, which is filed herewith.

The Fund Participation Agreements (the “Participation Agreements”) provide that the Company, as defined respectively in each Participation Agreement, will indemnify and hold harmless the Registrant and its trustees and officers, and any person who controls the Registrant, against certain losses, claims, damages, liabilities, or litigation to which they may become subject to under any law or otherwise, so long as the losses are related to the sale or acquisition of the Registrant’s shares or certain variable life and variable annuity contracts and arise as a result of (1) making or allegedly making untrue statements of material fact or omitting or allegedly omitting material facts in any registration statements, prospectuses or statements of additional information, annual or semi-annual shareholder reports or sales literature, provided that no indemnity shall be given if such statement or omission was made in reliance upon and in conformity with information furnished to the Company for use in such documents; (2) statements or representations (other than those statements or representations contained in the documents listed in item 1) or wrongful conduct with respect to the sale of variable life and variable annuity contracts or shares of the Registrant; (3) making or allegedly making untrue statements of material fact contained in the registration statements, prospectuses or statements of additional information, sales literature or other promotional material required to be stated therein or necessary to make the statements not misleading if such statements were furnished to the Registrant by the Company; (iv) failure by the Company to provide services and furnish material under the terms of the Participation Agreements; or (v) any other material breach of the Participation Agreements by the Company.

The Participation Agreement among the Registrant, MetLife Advisers, LLC (“MLA”), MetLife Investors Distribution Company (“MLIDC”) and Metropolitan Life Insurance Company (“MLIC”) provides that the Registrant, MLA and MLIDC will indemnify and hold harmless MLIC and each of its directors and officers, and any person who controls MLIC, against certain losses, claims, damages, liabilities, or litigation to which they may become subject to under any law or otherwise, so long as the losses are related to the sale or acquisition of the Registrant’s shares or certain variable life and variable annuity contracts and arise as a result of (1) making or allegedly making untrue statements of material fact or omitting or allegedly omitting material facts in any registration statements, prospectuses or statements of additional information, annual or semi-annual shareholder reports or sales literature, provided that no indemnity shall be given if such statement or omission was made in reliance upon and in conformity with information furnished to Registrant, MLA or MLIDC for use in such documents; (2) statements or representations (other than those statements or representations contained in the documents listed in item 1 not supplied by MLA, MLIDC, or the Registrant or persons under their control) or wrongful conduct of the MLA, MLIDC or the Registrant, with respect to the sale of variable life and variable annuity contracts or shares of the Registrant; (3) making or allegedly making untrue statements of material fact contained in the registration statements, prospectuses or statements of additional information, sales literature or other promotional material required to be stated therein or necessary to make the statements not misleading if such statements were furnished to MLIC by MLA, MLIDC or the Registrant; (iv) failure by MLA, MLIDC or the Registrant to provide services and furnish material under the terms of the Participation Agreements; or (v) any other material breach of the Participation Agreements by MLA, MLIDC or the Registrant.

None of the indemnified parties in the Participation Agreements discussed above shall be indemnified for any losses if such loss was caused by or arises out of that party’s willful misfeasance, bad faith or gross negligence or by reasons of such Party’s reckless disregard of obligations and duties under the Participation Agreements.

For more specific information regarding the indemnification provisions of the Fund Participation Agreements, please refer to Sections 8.1 and 8.2 of each Fund Participation Agreement, which are incorporated by reference to Exhibits H(e)(1) through H(e) (8) to Post-Effective Amendment No. 57 to the Form N-1A Registration Statement filed with the SEC on April 30, 2010.

The Distribution Agreement (the “Distribution Agreement”) provides that MLIDC will indemnify and hold harmless the Registrant, its trustees and officers and each person, if any, who controls the Registrant against any losses, liabilities claims, damages or expenses, including costs of litigation, incurred under the federal Securities Act of 1933 or under common law or otherwise that arise out of or are based upon: (1) any untrue or alleged untrue statement of a material fact contained in information furnished by MLIDC to the Registrant for use in the Registrant’s registration statement, Prospectus, or annual or interim reports to shareholders; (2) any omission or alleged omission to state any material fact in connection with such information furnished by MLIDC to the Registrant that is required to be stated in any of such documents or necessary to make such information not misleading; (3) any misrepresentation or omission or alleged misrepresentation or omission in connection with the offer or sale of shares of the Registrant to state a material fact on the part of MLIDC or any agent or employee of MLIDC or any other persons for whose acts MLIDC is responsible, unless such misrepresentation or omission of alleged misrepresentation or omission was made in reliance on written information furnished by the Registrant, or (iv) the willful misconduct or failure to exercise reasonable care and diligence on the part of any such persons with respect to services rendered under the Distribution Agreement. Reference is made to Section 12 of the Distribution Agreement among the Registrant and MLIDC, which is incorporated by reference to Exhibit (e) to the Post-Effective Amendment No. 54 filed with the SEC on May 1, 2009.

The Transfer Agency Agreement (the “Transfer Agreement”) provides that the Registrant will indemnify and hold harmless MLIC from all losses, costs, damages and expenses, including reasonable litigation costs, resulting from any claims, demands, actions or suits in connection with the performance of its duties or functions under the Transfer Agreement or as a result of acting upon any instruction reasonably believed to have been properly executed by a duly authorized officer of the Registrant, or upon any information provided to MLIC by computer tape, telex, CRT data entry or other similar means authorized by the Registrant, provided that there is no indemnity for acts or omissions of MLIC due to its willful misconduct or negligence. Reference is made to Section 14 of the Transfer Agency Agreement, which is incorporated by reference to Exhibit (h)(a) to the Post-Effective Amendment No. 38 filed with the SEC on April 29, 2004.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant, its Trustees and officers, are insured under a policy of insurance maintained by the Registrant within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item  31.    Business and other Connections of Investment Manager.

(a)  MetLife Advisers, LLC, is the adviser of the Registrant. The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of MetLife Advisers, LLC during the past two years is incorporated by reference to Form ADV filed by MetLife Advisers, LLC pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-47459).

(b)  Subadvisers of the Metropolitan Series Fund, Inc.

1.  The list of each director and certain officers of BlackRock Advisors, LLC indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

2.  The list of each director and certain officers of OppenheimerFunds, Inc. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by OppenheimerFunds, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8253).

3.  The list of each director and certain officers of T. Rowe Price Associates, Inc. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by T. Rowe Price Associates, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-856).

4.  The list of each director and certain officers of MetLife Investment Management, LLC indicating any other business, profession, vocation or employment of a substantial nature in which such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by MetLife Investment Management, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-67314).

5.  The list of each director and certain officers of Artisan Partners Limited Partnership indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to form ADV filed by Artisan Partners Limited Partnership pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48435).

6.  The list of each director and certain officers of Neuberger Berman Management LLC indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Neuberger Berman Management LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8259).

7.  The list of each director and certain officers of Davis Selected Advisers, L.P. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Davis Selected Advisers, L.P. pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-31648).

8.  The list of each director and certain officers of Jennison Associates LLC indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Jennison Associates LLC pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801- 5608).

9.  The list of each director and certain officers of Loomis, Sayles & Company, L.P. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Loomis Sayles & Company, L.P pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-170).

10.  The list of each director and certain officers of Massachusetts Financial Services Company indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Massachusetts Financial Services Company pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-17352).

11.  The list of each director and certain officers of Western Asset Management Company indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Western Asset Management Company pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-8162).

12.  The list of each director and certain officers of Pyramis Global Advisors, LLC indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Pyramis Global Advisors, LLC pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-63658).

13.  The list of each director and certain officers of Baillie Gifford Overseas Limited indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Baillie Gifford Overseas Limited pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-21051).

14.  The list of each director and certain officers of Dimensional Fund Advisors LP indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Dimensional Fund Advisors LP pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-1628).

15.  The list of each director and certain officers of Van Eck Associates Corporation indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Van Eck Associates Corporation pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-21340).

Item 32.	Principal Underwriters

(a) MetLife Investors Distribution Company, the Fund’s principal underwriter, also acts as principal underwriter with respect to the investment company Met Investors Series Trust.

(b) Directors and certain officers of MetLife Investors Distribution Company are as follows. The address for each person is 5 Park Plaza, Irvine, California 92614, unless otherwise indicated.

(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
Michael K. Farrell	Director	None
Craig W. Markham	Director	None
William J. Toppeta	Director	None
Paul A. Sylvester	President, National Sales Manager-Annuities & LTC	None
Elizabeth M. Forget	EVP	Director, Chairman of the Board, President & Chief Executive Officer
Paul A. LaPiana	EVP, National Sales Manager-Life	None
Andrew G. Aiello	SVP, Channel Head-National Accounts	None
Jeffrey A. Barker	SVP, Channel Head-Independent Accounts	None
Curtis Wohlers	SVP, National Sales Manager, Independent Planners and Insurance Advisors	None
Jay S. Kaduson	SVP	None
Isaac Torres	Secretary	None
Marlene B. Debel	Treasurer	None
John G. Martinez	VP, Chief Financial Officer	None
Debora L. Buffington	VP, Director of Compliance	None
David DeCarlo	VP	None
Rashid Ismail	VP	None
Paul M. Kos	VP	None
Craig W. Markham	VP	None
Cathy Sturdivant	VP	None
Paulina Vakouros	VP	None
James Allen	AVP	None
Timothy J. McLinden	AVP	None
Joseph A. Zdeb	AVP	None
James W. Koeger	Asst. Treasurer	None
Jonnie L. Crawford	Asst. Secretary	None

Item  33.    Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by the following companies:

Metropolitan Series Fund

501 Boylston Street

Boston, MA 02116

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

MetLife Group, Inc.

1095 Avenue of the Americas

New York, NY 10036

MetLife Investment Management, LLC

200 Park Avenue

New York, NY 10166

MetLife Investors Distribution Company

5 Park Plaza

Irvine, CA 92614

BlackRock Advisors, LLC

55 East 52nd Street

New York, NY 10055

OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty Street — 11th floor

New York, NY 10281

Neuberger Berman Management LLC

605 Third Avenue

New York, NY 10158

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

Pyramis Global Advisors, LLC

900 Salem Street

Smithfield, RI 02917

Jennison Associates LLC

466 Lexington Avenue

New York, NY 10017

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, MA 02110

Dimensional Fund Advisors LP

6300 Bee Cave Road, Building One

Austin, TX 76746

Van Eck Associates Corporation

335 Madison Avenue

New York, NY 10017

Artisan Partners Limited Partnership

875 East Wisconsin Avenue

Milwaukee, WI 53202

Baillie Gifford Overseas Limited

Calton Square

1 Greenside Row

Edinburgh, EH1 3AN

SCOTLAND

Item  34.    Management Services.

None.

Item  35.    Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, METROPOLITAN SERIES FUND, has duly caused this Post-Effective Amendment No. 64 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Boston and Commonwealth of Massachusetts, on the 21st day of December, 2012.

METROPOLITAN SERIES FUND
(Registrant)

By:	/s/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 64 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Date
/s/ ELIZABETH M. FORGET Elizabeth M. Forget Chairman of the Board, Chief Executive Officer, President and Trustee	December 21, 2012

* Linda Strumpf Trustee

* Nancy Hawthorne Trustee

* Dawn M. Vroegop Trustee

* Keith M. Schappert Trustee

* Stephen M. Alderman Trustee

* Robert J. Boulware Trustee

* Daniel A. Doyle Trustee

* Susan C. Gause Trustee

/s/ PETER H. DUFFY Peter H. Duffy Treasurer (Principal Financial and Accounting Officer)	December 21, 2012

*BY: /S/ DAVID C. MAHAFFEY David C. Mahaffey Attorney-in-Fact	December 21, 2012

EXHIBIT INDEX

(i)	Opinion and Consent of Sullivan & Worcester LLP with respect to the legality of the Shares being registered